Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000130748 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 2.50%
Average Annual Return, Percent	4.82%	6.09%	4.23%
C000130749 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Average Annual Return, Percent	5.67% [1]	5.82%	3.71%
C000130750 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	7.87%	6.90%	4.77%
C000130751 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	7.88%	6.95%	4.81%
Without Sales Load [Member] | C000130748 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Sales Charge
Average Annual Return, Percent	7.53%	6.63%	4.49%
Without Sales Load [Member] | C000130749 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Deferred Sales Charge
Average Annual Return, Percent	6.67%	5.82%	3.71%
Bloomberg U S Universal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index (broad-based index)
Average Annual Return, Percent	3.72%	(0.17%)	2.19%
Credit Suisse Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Average Annual Return, Percent	7.11%	6.88%	5.30%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.